Second Mortgage Payable	9 Months Ended
Apr. 30, 2020
Second Mortgage Payable
Note - 9 Second Mortgage Payable

As of April 30, 2020, the Company owes $1,760,000 (2018 - $nil) to a non-related party, with monthly payments of interest only at the rate of 15% per annum. The debt is secured by a Promissory Note secured by a second charge on the Deed of Trust on real property commonly known as Round Potrero Road, Potrero, California. The maturity date of the debt is August 15, 2024.